Intangible assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	¥ 25,955
Intangible assets, net	21,821
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	3,300
accumulated amortization	¥ (1,100)
Useful life of intangible assets	3 years
Trade names
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	¥ 4,822
accumulated amortization	¥ (487)
Useful life of intangible assets	10 years
Technologies
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	¥ 17,833
accumulated amortization	¥ (2,547)
Useful life of intangible assets	7 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	10 years